Non-current Assets Held for Sale - Summary of Non-current Assets Held for Sale (Detail) ₩ in Millions, د.ك in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 KWD (د.ك)	Dec. 31, 2021 KRW (₩)
Disclosure of Noncurrent Assets Held for Sale [Line Items]
Investments in associates | ₩	₩ 1,889,289		₩ 2,197,351
Carrot General Insurance Co Ltd
Disclosure of Noncurrent Assets Held for Sale [Line Items]
Investments in associates | د.ك		د.ك 8,734